CONTRACT COSTS	12 Months Ended
Dec. 31, 2020
CONTRACT COSTS
CONTRACT COSTS

10.  CONTRACT COSTS

Movement of contract costs for the years ended December 31, 2019 and 2020 are as follows:

	2019
	Cost to obtain	Cost to fulfill	Total
At January 1, 2019	405	839	1,244
Addition current year	372	603	975
Amortization during the year	(81)	(953)	(1,034)
At December 31, 2019	696	489	1,185
Short term portion	(106)	(428)	(534)
Long term portion	590	61	651

	2020
	Cost to obtain	Cost to fulfill	Total
At January 1, 2020	696	489	1,185
Addition current year	699	342	1,041
Amortization during the year	(150)	(368)	(518)
At December 31, 2020	1,245	463	1,708
Short term portion	(193)	(261)	(454)
Long term portion	1,052	202	1,254

There is no provision for impairment of contract costs as of December 31, 2019 and 2020.